Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	55,192,452	(12,974,987)	42,217,465	71,586,613	(24,213,208)	47,373,405
Game engine	15,149,890	(6,312,453)	8,837,437	35,649,330	(10,703,646)	24,945,684
Non-compete agreements.	34,675,400	(13,130,016)	21,545,384	27,919,584	(18,983,614)	8,935,970
Trade mark	27,058,383	(15,034,710)	12,023,673	58,981,805	(15,341,378)	43,640,427
Customer relationship	7,213,530	(6,755,147)	458,383	7,213,530	(7,213,530)	-
Completed game	6,144,570	(2,400,223)	3,744,347	65,239,189	(14,209,978)	51,029,211
IPR&D	17,204,796	-	17,204,796	62,600,828	-	62,600,828
Online game product development costs	29,502,827	(985,233)	28,517,594	42,019,604	(7,810,565)	34,209,039
Others	5,393,000	(1,477,308)	3,915,692	1,673,000	(1,214,075)	458,925

Total	197,534,848	(59,070,077)	138,464,771	372,883,483	(99,689,994)	273,193,489

Schedule of Expected Amortization Expense [Table Text Block]

	For the years ended December 31,
	2012	2013	2014	2015	2016 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	50,546,782	57,654,443	50,240,067	37,211,256	34,225,498